Contingent Payment Obligations (Tables)	6 Months Ended
Jun. 30, 2023
Contingent Payment Obligations [Abstract]
Schedule of Milestone Payments are to be Made upon Achievements of Certain Conditions
Amount
(unaudited)
Drug molecules: up to the conditions and milestones of
Preclinical to IND filing	$222,564
From entering phase 1 to before first commercial sale	20,336,410
First commercial sale	14,282,051
Net sales amount more than certain threshold in a year	65,769,231
Subtotal	100,610,256

Diagnostics technology: up to the conditions and milestones of
Before FDA approval	203,756

Total	$100,814,012